Risk information - Gross exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2022	Dec. 31, 2021
Risk information
Gross exposure	kr 438.2	kr 372.5
Central governments
Risk information
Gross exposure	106.7	91.3
Regional governments
Risk information
Gross exposure	21.9	12.0
Multilateral development banks
Risk information
Gross exposure	5.3	2.6
Public sector entity
Risk information
Gross exposure	2.1	5.4
Financial institutions
Risk information
Gross exposure	34.0	39.1
Corporates
Risk information
Gross exposure	268.2	222.1
Middle East/ Africa/Turkey
Risk information
Gross exposure	47.4	40.7
Middle East/ Africa/Turkey | Central governments
Risk information
Gross exposure	27.7	25.9
Middle East/ Africa/Turkey | Regional governments
Risk information
Gross exposure	1.5	1.6
Middle East/ Africa/Turkey | Corporates
Risk information
Gross exposure	18.2	13.2
Asia excl. Japan
Risk information
Gross exposure	7.4	7.7
Asia excl. Japan | Central governments
Risk information
Gross exposure	3.2	3.3
Asia excl. Japan | Multilateral development banks
Risk information
Gross exposure	0.3
Asia excl. Japan | Corporates
Risk information
Gross exposure	3.9	4.4
Japan
Risk information
Gross exposure	2.4	5.4
Japan | Central governments
Risk information
Gross exposure	2.4	1.9
Japan | Financial institutions
Risk information
Gross exposure	0.0	2.3
Japan | Corporates
Risk information
Gross exposure		1.2
North America
Risk information
Gross exposure	77.7	61.7
North America | Central governments
Risk information
Gross exposure		1.3
North America | Multilateral development banks
Risk information
Gross exposure	1.1
North America | Financial institutions
Risk information
Gross exposure	0.8	3.9
North America | Corporates
Risk information
Gross exposure	75.8	56.5
Latin America
Risk information
Gross exposure	55.0	51.0
Latin America | Central governments
Risk information
Gross exposure	42.5	42.2
Latin America | Corporates
Risk information
Gross exposure	12.5	8.8
Sweden
Risk information
Gross exposure	157.8	134.3
Sweden | Central governments
Risk information
Gross exposure	6.7	6.6
Sweden | Regional governments
Risk information
Gross exposure	16.3	10.4
Sweden | Financial institutions
Risk information
Gross exposure	16.4	17.5
Sweden | Corporates
Risk information
Gross exposure	118.4	99.8
West European countries excl. Sweden
Risk information
Gross exposure	80.1	67.4
West European countries excl. Sweden | Central governments
Risk information
Gross exposure	24.2	10.1
West European countries excl. Sweden | Regional governments
Risk information
Gross exposure	4.1	0.0
West European countries excl. Sweden | Multilateral development banks
Risk information
Gross exposure	3.9	2.6
West European countries excl. Sweden | Public sector entity
Risk information
Gross exposure	2.1	5.4
West European countries excl. Sweden | Financial institutions
Risk information
Gross exposure	10.0	15.3
West European countries excl. Sweden | Corporates
Risk information
Gross exposure	35.8	34.0
Central-East European countries
Risk information
Gross exposure	10.4	4.3
Central-East European countries | Financial institutions
Risk information
Gross exposure	6.8	0.1
Central-East European countries | Corporates
Risk information
Gross exposure	kr 3.6	kr 4.2